LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Operating ROU Assets and Operating Lease Liabilities
Below is a summary of our operating right-of-use assets and operating lease liabilities as of December 31, 2019:

December 31,
2019

Operating right-of-use assets	$376

Operating lease liabilities, current	142
Operating lease liabilities long-term	257
Total operating lease liabilities	$398

Schedule of Maturities of Lease Liabilities
Minimum lease payments for our right of use assets over the remaining lease periods as of December 31, 2019, are as follows:

Year ended December 31,

2020	$145
2021	146
2022	109
2023	26

Total undiscounted lease payments	$426

Less: Interest	(28)

Present value of lease liabilities	$398

Schedule of Opreating Leases Weighted-Average Discount Term and Rate
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.67
Weighted average discount rate	3.39%

Schedule of Minimum Lease Payments	As of December 31, 2018, the minimum lease payments of the Company, were as follows:
Year	Amount
2019	$1,551
2020	1,488
2021	1,330
2022	1,224
2023 and after	2,719
Total	$8,312